Warrants Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 $ / $ $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2017 shares	Dec. 31, 2022 $ / $ $ / shares shares
Warrants
Exercise price (in dollar per share) | $ / shares	$ 4.94
Remaining contractual life (years)	1 year 8 months 15 days
Warrants exercisable	11,628,178				11,628,178
Warrants exercised	503,672	3,675,283	65,191
Warrants expired	320,328	186,746	3,388,026
May 12, 2024
Warrants
Exercise price (in dollar per share) | $ / shares	$ 4.60
Remaining contractual life (years)	1 year 4 months 9 days
Warrants exercisable	3,453,178				3,453,178
November 5, 2024
Warrants
Exercise price (in dollar per share) | (per share)	$ 5.08				$ 3.75
Remaining contractual life (years)	1 year 10 months 6 days
Warrants exercisable	8,175,000				8,175,000
Exchange rate from USD to CAD | $ / $	1.35				1.35
Meros License Agreement [Member]
Warrants
Convertible special warrants issued	1,020,000			1,020,000